MDA AGREEMENT	12 Months Ended
Dec. 31, 2024
Mda Agreemet [Abstract]
MDA AGREEMENT:
NOTE 3 – MDA AGREEMENT:

In August 2023, the Company announced a $60 million transaction with MDA, a leading provider of advanced technology and services to the rapidly expanding global space industry (the “MDA Agreement”). The MDA Agreement establishes cooperation between the Company and MDA to utilize the Company’s digital payload chip-based technology to advanced digital satellite payloads. The Company has decided to focus its space business on being a technology provider to satellite payload design companies offering its unique digital multi beam forming and beam-hopping on-board-processing radiation hardening chipsets (see also Note 1(e)).

The MDA Agreement is a combination of a $40 million share purchase agreement selling the Company’s holdings in  SSS to MDA, as well as an additional $20 million in advanced payments under new commercial agreements which includes the previous $10 million advanced payment made in June 2023 to be applied to future orders of space grade chips. SSS was the Company’s satellite payload subsidiary expert in the development of digital satellite payloads systems and subsystems, including digital beam forming antennas and on-board processing digital payloads. In October 2023, the Company announced the completion of the MDA Agreement.

In connection with the closing of the MDA Agreement, the Company and/ or certain of its affiliates, entered into certain agreements with MDA and/ or certain of its affiliates as contemplated by the MDA Agreement and described including but not limited to a Non-Compete Agreement, Master Purchase Agreement, Investor Rights Agreement, License Agreement and Escrow Service Agreements.

The $40 million consideration as part of the Share Purchase Agreement is comprised of $37 million Promissory Notes which were paid to the Company in consideration for the shares of SSS, of which, $1 million was paid at closing while the remaining $2 million to be received after eighteen month from closing upon satisfaction of the provided reps and warranties by the Company.

The Promissory Notes are settled as follows: $17 million were paid at closing in October 2023 and the remaining $20 million were paid over seven monthly instalments during the year 2024 of $2.85 million each, with the last payment made in July 2024.

As part of the MDA Agreements, SatixFy UK and MDA entered into a Master Purchase Agreement (the “Master Purchase Agreement”) at the closing, providing for the terms of orders of the Company’s space grade chips, including certain prepayment, exclusivity and preferred pricing terms in respect of such chips for MDA.

The Master Purchase Agreement is a continuation of a Pricing and Pre-Purchase Agreement entered into on January 27, 2022 between the Company and MDA (“the Pre-Purchase Agreement”), under which MDA has already paid $10 million as was amended in June and September 2023 according to which MDA paid an additional $15 million and the remaining $5 million were paid during 2024 (“Pre-Purchase Amount”).

Under the Master Purchase Agreement, in the event that MDA determines that it no longer requires the Company's product, or that it does not purchase product having an aggregate purchase price equal to the Pre-Purchase Amount by the date that is 48 months from the date that the Pre-Purchase Agreement was originally executed by the Parties, or that MDA terminates the agreement – the Company will pay MDA any positive difference between the Pre-Purchase Amount and the aggregate purchase price of the products purchased and accepted by MDA, together with 12% interest per annum, applied from the date of the  receipt by the company of each respective installments of funds comprising the refunded amount. As the Company does not have an unconditional right to avoid delivering cash to MDA, the Pre-Purchase Amount was accounted for as a financial liability and accumulated interest.

On October 17, 2024, the Master Purchase agreement was amended Amendment No. 1 to add $3 million to the outstanding amount of the advanced payments under the Master Purchase Agreement.

On March 15, 2025 and April 1, 2025 the Master Purchase Agreement was further amended by Amendment No. 2 and Amendment No. 3 respectively (see Note 26)